Right-of-use assets - Net (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right-of-use Asset

The right-of-use asset recognized in the interim condensed consolidated statement of financial position as of September 30, 2024 and the fiscal year ended on December 31, 2023, was as shown below.

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2023	Ps.	4,472,888	Ps.	55,999	Ps.	167,572	Ps.	4,696,459
Additions		1,282,448		63,778		75,942		1,422,168
Depreciation		(553,468)		(20,693)		(23,870)		(598,031)
As of December 31, 2023	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596
Additions		1,354,571		66,114		29,399		1,450,084
Write-offs		—		(1,462)		—		(1,462)
Depreciation		(432,802)		(27,049)		(21,393)		(481,244)
As of September 30, 2024	Ps.	6,123,637	Ps.	136,687	Ps.	227,650	Ps.	6,487,974